Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002472 | 34528870McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528560Alexandria Real Estate Equities Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528905Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528783Global Payments Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528931Pentair Finance SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528653C.H. Robinson Worldwide Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528571American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528790Hilton Domestic Operating Company Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34528920Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | 34529238Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002472 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002472 | U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002472 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002472 | Government Related Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002472 | U.S. Government Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000002472 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000002472 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000002472 | InvestmentType_U.S. Government Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000002472 | InvestmentType_Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002472 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002472 | InvestmentType_U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002472 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156017 | 34528870McCormick & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528560Alexandria Real Estate Equities Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528905Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528783Global Payments Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528931Pentair Finance SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528653C.H. Robinson Worldwide Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528571American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528790Hilton Domestic Operating Company Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34528920Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | 34529238Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156017 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156017 | U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156017 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156017 | Government Related Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000156017 | U.S. Government Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156017 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000156017 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000156017 | InvestmentType_U.S. Government Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000156017 | InvestmentType_Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000156017 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156017 | InvestmentType_U.S. Government Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000156017 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102327 | 34527437Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102327 | 34527454NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000102327 | 34527304Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000102327 | 34527310Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102327 | 34527486Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102327 | 34527384Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102327 | 34527473Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | 34527433Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | 34527329Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102327 | 34527526Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000102327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000102327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000102327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000002471 | 34527437Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002471 | 34527454NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002471 | 34527304Alphabet Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002471 | 34527310Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002471 | 34527486Salesforce Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002471 | 34527384Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002471 | 34527473Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | 34527433Mastercard Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | 34527329Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002471 | 34527526Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002471 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000002471 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%